Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
United States Qualified and Non-qualified Pension Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	$ 14,013
Foreign currency exchange	0	0
Fair value, ending balance	13,895	14,013
United States Qualified and Non-qualified Pension Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	3,593	3,203
Net transfers into / (out of) level 3	0	467
Purchases, sales, issuances, and settlements, net	(238)	(407)
Realized gain (loss)	180	221
Change in unrealized gains/(losses) relating to instruments sold during the period	(42)	(73)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	158	182
Fair value, ending balance	3,651	3,593
United States Qualified and Non-qualified Pension Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	3,538	3,899
United States Qualified and Non-qualified Pension Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	483	442
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances, and settlements, net	(92)	(1)
Realized gain (loss)	10	0
Change in unrealized gains/(losses) relating to instruments sold during the period	(5)	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	68	43
Fair value, ending balance	464	483
United States Qualified and Non-qualified Pension Benefits | Fixed income
Summary of changes in fair values of assets
Fair value, ending balance	4,670	4,088
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	2	74
Net transfers into / (out of) level 3	0	(5)
Purchases, sales, issuances, and settlements, net	0	(73)
Realized gain (loss)	0	25
Change in unrealized gains/(losses) relating to instruments sold during the period	0	(19)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	0
Fair value, ending balance	2	2
United States Qualified and Non-qualified Pension Benefits | Private equity
Summary of changes in fair values of assets
Fair value, ending balance	2,448	2,143
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	2,136	2,062
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances, and settlements, net	54	(108)
Realized gain (loss)	126	120
Change in unrealized gains/(losses) relating to instruments sold during the period	3	(3)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	108	65
Fair value, ending balance	2,427	2,136
United States Qualified and Non-qualified Pension Benefits | Absolute return
Summary of changes in fair values of assets
Fair value, ending balance	1,833	1,698
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	865	520
Net transfers into / (out of) level 3	0	472
Purchases, sales, issuances, and settlements, net	(104)	(225)
Realized gain (loss)	45	76
Change in unrealized gains/(losses) relating to instruments sold during the period	(30)	(49)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(18)	71
Fair value, ending balance	758	865
United States Qualified and Non-qualified Pension Benefits | Commodities
Summary of changes in fair values of assets
Fair value, ending balance	88	209
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	107	105
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances, and settlements, net	(96)	0
Realized gain (loss)	(1)	0
Change in unrealized gains/(losses) relating to instruments sold during the period	(10)	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	3
Fair value, ending balance	0	107
International Qualified and Non-qualified Pension Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	5,244
Foreign currency exchange	(94)	62
Fair value, ending balance	5,757	5,244
International Qualified and Non-qualified Pension Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	597	481
Net transfers into / (out of) level 3	0	0
Foreign currency exchange	6	0
Purchases, sales, issuances, and settlements, net	49	101
Realized gain (loss)	2	0
Change in unrealized gains/(losses) relating to instruments sold during the period	1	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	12	15
Fair value, ending balance	667	597
International Qualified and Non-qualified Pension Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	2,282	1,721
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	5	5
Net transfers into / (out of) level 3	0	0
Foreign currency exchange	0	0
Purchases, sales, issuances, and settlements, net	0	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	0
Fair value, ending balance	5	5
International Qualified and Non-qualified Pension Benefits | Fixed income
Summary of changes in fair values of assets
Fair value, ending balance	2,565	2,571
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	36	39
Net transfers into / (out of) level 3	0	0
Foreign currency exchange	(2)	2
Purchases, sales, issuances, and settlements, net	(2)	(2)
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	5	(3)
Fair value, ending balance	37	36
International Qualified and Non-qualified Pension Benefits | Private equity
Summary of changes in fair values of assets
Fair value, ending balance	165	116
International Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	71	67
Net transfers into / (out of) level 3	0	0
Foreign currency exchange	(1)	(4)
Purchases, sales, issuances, and settlements, net	1	11
Realized gain (loss)	2	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	2	(3)
Fair value, ending balance	75	71
International Qualified and Non-qualified Pension Benefits | Absolute return
Summary of changes in fair values of assets
Fair value, ending balance	619	604
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	485	370
Net transfers into / (out of) level 3	0	0
Foreign currency exchange	9	2
Purchases, sales, issuances, and settlements, net	50	92
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	1	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	5	21
Fair value, ending balance	550	485
Postretirement Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	1,329
Foreign currency exchange	0	0
Fair value, ending balance	1,394	1,329
Postretirement Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	218	224
Net transfers into / (out of) level 3	0	15
Purchases, sales, issuances, and settlements, net	(38)	(36)
Realized gain (loss)	12	14
Change in unrealized gains/(losses) relating to instruments sold during the period	(4)	(6)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	15	7
Fair value, ending balance	203	218
Postretirement Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	670	586
Postretirement Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	16	14
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances, and settlements, net	(3)	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	3	2
Fair value, ending balance	16	16
Postretirement Benefits | Fixed income
Summary of changes in fair values of assets
Fair value, ending balance	427	410
Postretirement Benefits | Fixed income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	0	2
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances, and settlements, net	0	(2)
Realized gain (loss)	0	1
Change in unrealized gains/(losses) relating to instruments sold during the period	0	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	0
Fair value, ending balance	0	0
Postretirement Benefits | Private equity
Summary of changes in fair values of assets
Fair value, ending balance	162	170
Postretirement Benefits | Private equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	170	187
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances, and settlements, net	(27)	(27)
Realized gain (loss)	10	11
Change in unrealized gains/(losses) relating to instruments sold during the period	(3)	(4)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	11	3
Fair value, ending balance	161	170
Postretirement Benefits | Absolute return
Summary of changes in fair values of assets
Fair value, ending balance	63	55
Postretirement Benefits | Absolute return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	28	17
Net transfers into / (out of) level 3	0	15
Purchases, sales, issuances, and settlements, net	(4)	(7)
Realized gain (loss)	2	2
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	1	2
Fair value, ending balance	26	28
Postretirement Benefits | Commodities
Summary of changes in fair values of assets
Fair value, ending balance	3	7
Postretirement Benefits | Commodities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	4	4
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances, and settlements, net	(4)	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	0
Fair value, ending balance	$ 0	$ 4